SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Relevant Exchange Rates) (Details)		12 Months Ended
		Dec. 31, 2016 ₪ / $ BRL / $	Dec. 31, 2015 ₪ / $ BRL / $	Dec. 31, 2014 ₪ / $ BRL / $
IL [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar | ₪ / $		3.845	3.902	3.889
Increase (decrease) during the year: Exchange rate of one US dollar		(1.46%)	0.33%	12.04%
BR [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar | BRL / $		3.2591	3.9048	2.6562
Increase (decrease) during the year: Exchange rate of one US dollar		(16.54%)	47.01%	13.39%
ZMK [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar		15.850	13.005	8.552
Increase (decrease) during the year: Exchange rate of one US dollar		21.87%	52.07%	31.21%
Israeli Consumer Price Index [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar	[1]	112.59	112.82	113.96
Increase (decrease) during the year: Exchange rate of one US dollar	[1]	(0.20%)	(1.00%)	(0.20%)

[1]	Based on the Index for the month ending on each balance sheet date, on the basis of 2008 average 100.